Restructuring and Restructuring Related Charges (Accrued Liability) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Reserve [Roll Forward]
Balance at beginning of period	$ 4.2	$ 7.2
Amount of total that represents cash charges	7.6	8.1	$ 7.8
Less: Payments	7.7	11.1
Balance at end of period	4.1	4.2	7.2
Termination benefits
Restructuring Reserve [Roll Forward]
Balance at beginning of period	3.5	6.6
Amount of total that represents cash charges	7.0	4.7
Less: Payments	7.1	7.8
Balance at end of period	3.4	3.5	6.6
Contract termination costs
Restructuring Reserve [Roll Forward]
Balance at beginning of period	0.0	0.0
Amount of total that represents cash charges	0.2	0.4
Less: Payments	0.0	0.4
Balance at end of period	0.2	0.0	0.0
Other restructuring costs
Restructuring Reserve [Roll Forward]
Balance at beginning of period	0.7	0.6
Amount of total that represents cash charges	0.4	3.0
Less: Payments	0.6	2.9
Balance at end of period	$ 0.5	$ 0.7	$ 0.6